BUSINESS COMBINATION (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
BUSINESS COMBINATION [Abstract]
BUSINESS COMBINATION
NOTE 7 – BUSINESS COMBINATION
In January 2021, the Company formed Medici Canada LLC, a wholly owned subsidiary of the Company, to acquire all the issued and outstanding capital stock of Beaches Development Group LTD, an Ontario corporation, pursuant to a stock purchase agreement.
The fair value of the consideration paid in connection with this transaction was satisfied through the issuance of 180,972 shares of the Company’s common stock, par value $0.001 per share, valuing $135,000, and $155,000 in cash.
The purchase price allocation is as follows (in thousands):
March 31, 2021
Fair value of shares	$135
Less: Post combination cost - restricted stocks	(85)
Fair value of net shares	50
Cash consideration	132
Indemnity holdback	23
Fair value of purchase consideration	$205

Assets	$9
Goodwill	—
Intangibles (Software)	196
Fair value of assets	$205
Of the 180,972 shares, 67,064 shares with value of approximately $50,000 were issued to the sellers. Two of the sellers signed employment contracts with Beaches Development Group LTD; the shares allocated to them as purchase consideration totaled 113,908 with value of $85,000 and are unvested at acquisition date, these will be vested over a two-year period, with 50% in year 1 and the remaining 50% in year 2. As a result, the shares are treated as post combination expense and are restricted. The Company incurred expense totaling $8,900 and $10,700 for three months ended March 31, 2022 and 2021, respectively, related to these restricted stocks which is included in general and administrative expense on the statement of operations.
Approximately $23,000 of the cash price has been withheld as an indemnity holdback to offset any losses payable by the Company for a period of 12 months, any remaining indemnity shall be released to the seller’s representative thereafter. The indemnity holdback is included in other liabilities on the accompanying consolidated balance sheets. The indemnity holdback of $23,000 was paid subsequent to the period end.
Medici assumed cash totaling $9,000, this was the only tangible asset assumed at purchase, no liabilities assumed. The purchase price was allocated to the cash assumed with the excess of $196,000 allocated to software intangible assets and is included under property and equipment in the Company’s balance sheets as of March 31, 2022 and December 31, 2021. The Company adopted a cost to replace valuation approach in ascertaining the value of the software.
Software intangible assets are being amortized over a three-year period. The Company incurred amortization expense of approximately $16,000 for the three months ended March 31, 2022, which is included in general and administrative expenses in the consolidated statement of operations for the three months ended March 31, 2022. The aggregate amortization expense for the remaining period is approximately $120,000.
We incurred costs related to the acquisition of approximately, $11,000 during the three months ended March 31, 2021. All acquisition related costs were expensed as incurred and have been recorded in general and administrative expenses in our consolidated statements of operations.

NOTE 6 – BUSINESS COMBINATION
In January 2021, the Company formed Medici Canada LLC, a wholly owned subsidiary of the Company, to acquire all of the issued and outstanding capital stock of Beaches Development Group LTD, an Ontario corporation, pursuant to a stock purchase agreement.
The fair value of the consideration paid in connection with this transaction was satisfied through the issuance of 180,972 shares of the Company’s common stock, par value $0.001 per share, valuing $135,000, and $155,000 in cash.
The purchase price allocation is as follows (in thousands):
December 31, 2021
Fair value of shares	$135
Less: Post combination cost - restricted stocks	(85)
Fair value of net shares	50
Cash consideration	132
Indemnity holdback	23
Fair value of purchase consideration	205
Cash	$9
Goodwill	—
Intangibles (Software)	196
Fair value of assets	$205
Of the 180,972 shares, 67,064 shares with value of approximately $50,000 were issued to the sellers. Two of the sellers signed employment contracts with Beaches Development Group LTD; the shares allocated to them as purchase consideration totaled 113,908 with value of $85,000 and are unvested at acquisition date, these will be vested over a two-year period, with 50% in year 1 and the remaining 50% in year 2. As a result, the shares are treated as post combination expense and are restricted. The Company incurred expense totaling $67,000 for twelve months ended December 31, 2021 related to these restricted stocks which is included in general and administrative expense on the statement of operations.
Approximately $23,000 of the cash price has been withheld as an indemnity holdback to offset any losses payable by the Company for a period of 12 months, any remaining indemnity shall be released to the seller’s representative thereafter. The indemnity holdback is included in other liabilities on the accompanying consolidated balance sheets.
Medici acquired cash totaling $9,000, no liabilities assumed. The purchase price was allocated to the cash assumed with the excess of $196,000 allocated to software intangible assets and is included under property and equipment in the Company’s balance sheet as of December 31, 2021. The Company adopted a cost to replace valuation approach in ascertaining the value of the software.
Software intangible assets are being amortized over a three-year period. The Company incurred amortization expense of approximately $60,000 for the twelve months ended December 31, 2021, which is included in general and administrative expenses in the consolidated statement of operations for the twelve months ended December 31, 2021. The aggregate amortization expense for the next two years is approximately $136,000.
We incurred costs related to the acquisition of approximately, $11,000 during the twelve months ended December 31, 2021. All acquisition related costs were expensed as incurred and have been recorded in general and administrative expenses in our consolidated statements of operations.